Business Combination	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
Business combination

23. Business combination

Acquisition of Hangzhou Xu Zhihang

On March 30, 2022, Dacheng Liantong, a variable interest entity and deemed subsidiary of the Company entered into an equity transfer agreement with two independent parties (“the seller”), being the shareholders of Hangzhou Xuzhihang, to acquire 60% of equity interest in Hangzhou Xuzhihang from the seller at a cash consideration of RMB600,000 (approximately US$94,647). After completion of transaction, Hangzhou Xuzhihang became a 60% owned subsidiary of the Company.

The consideration transferred together with the fair value of each class of recognized assets and liabilities of the acquirees at the date of acquisition and the resulting goodwill are set out below.

US$
Total purchase price (for 60% of equity interest)	94,647

Fair value of identifiable assets and liabilities of the acquired equity interest:
Cash and bank balances	2,189
Trade and other receivables	156,006
Property and equipment, net	12,672

Total identifiable assets	170,867
Total liabilities assumed	(144,719)
Less: non-controlling interest identified	10,459
Total fair value of identifiable assets as of acquisition date	15,689

Goodwill	78,958

The fair value of assets acquired and liabilities assumed approximately the gross contractual amounts.

An analysis of the cash flows in respect of the acquisition is as follows:

US$
Purchase consideration	(94,647)
Cash and bank balances	2,189
Net cash outflow	(92,458)